UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value
Chemicals (21.6%)
Akzo Nobel NV (Netherlands)	619	$52,177
Celanese Corp.	45,500	4,592,315
CF Industries Holdings, Inc.	58,300	2,459,677
DowDuPont, Inc.	124,962	7,229,052
Linde PLC (United Kingdom)	44,500	7,077,725
Sherwin-Williams Co. (The)	12,200	5,173,654

		26,584,600
Electric utilities (4.1%)
NextEra Energy, Inc.	28,100	5,106,051

		5,106,051
Electrical equipment (3.0%)
Emerson Electric Co.	54,900	3,706,848

		3,706,848
Energy equipment and services (1.1%)
Select Energy Services, Inc. 144A Class A-1(NON)	134,034	1,297,449

		1,297,449
Food products (3.9%)
Archer-Daniels-Midland Co.	105,600	4,859,712

		4,859,712
Independent power and renewable electricity producers (3.7%)
NRG Energy, Inc.	120,200	4,619,286

		4,619,286
Metals and mining (5.1%)
Rio Tinto PLC (United Kingdom)	137,210	6,228,856

		6,228,856
Oil, gas, and consumable fuels (47.0%)
Anadarko Petroleum Corp.	49,311	2,608,552
BP PLC (United Kingdom)	1,183,720	7,849,412
Cenovus Energy, Inc. (Canada)	317,679	2,347,953
Cheniere Energy, Inc.(NON)	88,500	5,409,120
Chevron Corp.	73,900	8,789,666
ConocoPhillips	73,717	4,878,591
EnVen Energy Corp. 144A Class A(NON)(F)	200,000	2,000,000
Marathon Petroleum Corp.	49,700	3,238,452
Range Resources Corp.	72,500	1,054,875
Royal Dutch Shell PLC Class A (United Kingdom)	199,602	6,051,612
Targa Resources Corp.	68,700	3,066,081
TOTAL SA (France)	139,203	7,749,168
Valero Energy Corp.	35,100	2,804,490

		57,847,972
Road and rail (7.2%)
Central Japan Railway Co. (Japan)	6,800	1,401,223
Norfolk Southern Corp.	27,800	4,746,572
Union Pacific Corp.	17,300	2,660,394

		8,808,189
Trading companies and distributors (1.6%)
Yellow Cake PLC (United Kingdom)(NON)	640,626	1,961,507

		1,961,507

Total common stocks (cost $133,547,533)		$121,020,470

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
EnVen Energy Corp. 144A Class A(F)	11/6/20	$12.50	200,000	$20
EnVen Energy Corp. 144A Class A(F)	11/6/20	15.00	200,000	20

Total warrants (cost $40)				$40

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	Shares	1,563,766	$1,563,766
U.S. Treasury Bills 2.350%, 2/14/19(SEGSF)		$348,000	346,363
U.S. Treasury Bills 2.263%, 1/10/19(SEGSF)		506,000	504,808
U.S. Treasury Bills 2.203%, 12/11/18(SEGSF)		118,000	117,944

Total short-term investments (cost $2,532,775)			$2,532,881
TOTAL INVESTMENTS

Total investments (cost $136,080,348)			$123,553,391

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $56,470,829) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$2,770,187	$2,724,939	$45,248
		British Pound	Sell	12/19/18	2,199,103	2,217,624	18,521
		Canadian Dollar	Buy	1/16/19	1,883,390	1,971,291	(87,901)
		Euro	Buy	12/19/18	1,663,973	1,659,442	4,531
		Euro	Sell	12/19/18	1,663,973	1,674,982	11,009
	Barclays Bank PLC
		Australian Dollar	Sell	1/16/19	357,602	346,450	(11,152)
		British Pound	Sell	12/19/18	5,525,114	5,540,985	15,871
		Euro	Buy	12/19/18	842,361	924,482	(82,121)
		Swiss Franc	Buy	12/19/18	2,243,433	2,326,825	(83,392)
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	2,369,576	2,329,285	40,291
		British Pound	Sell	12/19/18	517,031	525,469	8,438
		Danish Krone	Buy	12/19/18	784,462	811,903	(27,441)
		Euro	Buy	12/19/18	5,278,072	5,453,709	(175,637)
	Credit Suisse International
		Euro	Buy	12/19/18	398,959	397,867	1,092
		Euro	Sell	12/19/18	398,959	399,317	358
	Goldman Sachs International
		British Pound	Sell	12/19/18	217,067	257,992	40,925
		Canadian Dollar	Buy	1/16/19	2,348,925	2,442,001	(93,076)
		Euro	Buy	12/19/18	1,816,119	1,877,236	(61,117)
		Euro	Sell	12/19/18	1,816,119	1,811,169	(4,950)
	HSBC Bank USA, National Association
		Euro	Buy	12/19/18	1,307,869	1,311,794	(3,925)
		Euro	Sell	12/19/18	1,307,869	1,342,200	34,331
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	345,606	339,925	5,681
		Canadian Dollar	Buy	1/16/19	1,111,542	1,155,669	(44,127)
		Euro	Buy	12/19/18	3,117,300	3,207,784	(90,484)
		Japanese Yen	Buy	2/20/19	5,520,022	5,564,640	(44,618)
		Norwegian Krone	Buy	12/19/18	1,405,953	1,442,404	(36,451)
		Swedish Krona	Buy	12/19/18	396,996	401,196	(4,200)
		Swiss Franc	Buy	12/19/18	95,448	95,480	(32)
		Swiss Franc	Sell	12/19/18	95,448	98,839	3,391
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	1,315,277	1,292,611	22,666
		British Pound	Sell	12/19/18	593,297	605,653	12,356
		Canadian Dollar	Buy	1/16/19	332,762	318,127	14,635
		Israeli Shekel	Buy	1/16/19	188,766	193,213	(4,447)
		Japanese Yen	Buy	2/20/19	58,962	59,448	(486)
	WestPac Banking Corp.
		Canadian Dollar	Buy	1/16/19	3,317,521	3,348,878	(31,357)

	Unrealized appreciation						279,344

	Unrealized (depreciation)						(886,914)

	Total						$(607,570)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $123,120,921.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Short Term Investment Fund*	$1,587,359	$12,676,863	$12,700,456	$6,900	$1,563,766

	Total Short-term investments	$1,587,359	$12,676,863	$12,700,456	$6,900	$1,563,766
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $685,684.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $705,101 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.0%
	United Kingdom	23.6
	France	6.3
	Canada	1.9
	Japan	1.1
	Netherlands	0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $684,149 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $685,684 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$4,859,712	$—	$—
Energy	34,197,780	22,947,641	2,000,000
Industrials	11,113,814	3,362,730	—
Materials	26,532,423	6,281,033	—
Utilities	9,725,337	—	—

Total common stocks	86,429,066	32,591,404	2,000,000
Warrants	—	—	40
Short-term investments	1,563,766	969,115	—

Totals by level	$87,992,832	$33,560,519	$2,000,040
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(607,570)	$—

Totals by level	$—	$(607,570)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 8/31/18	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 11/30/18
Common stocks*:
Energy	$2,000,000	$—	$—	$—	$—	$—	$—	$—	$2,000,000

Total common stocks	2,000,000	—	—	—	—	—	—	—	2,000,000
Warrants	40	—	—	—	—	—	—	—	40

Totals	$2,000,040	$—	$—	$—	$—	$—	$—	$—	$2,000,040
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$279,344	$886,914
Equity contracts	40	—

Total	$279,384	$886,914
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$68,000,000
Warrants (number of warrants)	400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019